Principal accounting policies - Cash, cash equivalents and restricted cash (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Restricted cash, current	$ 42,145,000	$ 23,852,000	$ 0